Cover Page	Jan. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 24, 2025
Entity Registrant Name	Pacific Biosciences of California, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34899
Entity Tax Identification Number	16-1590339
Entity Address, Address Line One	1305 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	521-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PACB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001299130
Amendment Flag	true
Document Information [Line Items]
Document Period End Date	Jan. 24, 2025
Amendment Description	DEPARTURE OF DIRECTORS OR CERTAIN OFFICERS; ELECTION OF DIRECTORS; APPOINTMENT OF CERTAIN OFFICERS; COMPENSATORY ARRANGEMENTS OF CERTAIN OFFICERS.